Staff Cost - Schedule of Warrant Activity (Parenthetical) (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Warrant Activity [line items]
Weighted average share price	€ 29.03
U.S. dollars [member]
Disclosure Of Warrant Activity [line items]
Weighted average share price	€ 58.01	€ 26.75	€ 16.74